Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13 - RELATED PARTY TRANSACTIONS

As of September 30, 2020, the accounts payable due to related party includes advances for inventory and services due to David Phipps of $24,062, accrued director fees of $5,000 due to Hector Delgado, Director and expenses due to Theresa Carlise of $3,120. Total related party payments due as of September 30, 2020 and December 31, 2019 are $32,182 and $51,071, respectively. Those related party payable are non-interest bearing and due on demand.

The Company employs three individuals who are related to Mr. Phipps, of which earned gross wages totaling $58,149 and $46,116 for the nine months ended September 30, 2020 and 2019, respectively.

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company entered into a note for $122,536 from the Company’s Chief Executive Officer as part of the Share Exchange Agreement on February 15, 2015. On May 11, 2018, the balance of $5,768, was paid in full. As of December 31, 2019, the accounts payable due to related party includes; advances for inventory and services due to David Phipps of $43,403, accrued director fees of $5,000 due to Hector Delgado, Director and service and fees due to Theresa Carlise of $2,668. Total related party payments due as of December 31, 2019 and December 31, 2018 are $51,071 and $39,027, respectively. Those related party payable are non-interest bearing and due on demand.

The Company’s UK subsidiary, GTCL has an overadvance line of credit with HSBC, for working capital needs. The overadvance limit is £25,000 or $33,155 at an exchange rate of 1.3262, with interest at 5.50% over Bank of England’s base rate or current rate of 6.25% variable. The advance is guaranteed by David Phipps, the Company’s Chief Executive Officer. The Company has two American Express accounts, for Orbital Satcom Corp. and GTCL, of which are in the name of David Phipps, who personally guarantees the balance owed.

The Company employs two individuals who are related to Mr. Phipps, of which earned gross wages totaling $66,925 and $72,312 for the years ended December 31, 2019 and 2018, respectively.